UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05795 )

Exact name of registrant as specified in charter: Putnam High Yield Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam High Yield Municipal Trust The fund's portfolio 6/30/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.3%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.6%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$550,000	$556,369
Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated
Board), Ser. A, 5.3s, 4/1/27 (Prerefunded)	AAA	500,000	520,700
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	250,000	253,793
			1,330,862

Arizona (1.9%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Ba1	250,000	250,413
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	567,020
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	1,000,000	1,080,610
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Ba1	750,000	784,845
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	514,555
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	325,000	307,561
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-	500,000	505,370
			4,010,374

Arkansas (1.2%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy,
Inc.), 5s, 1/1/21	A-	400,000	406,636
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AK,
Inc.), 4.6s, 10/1/17	A-	260,000	256,617
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27
(Prerefunded)	BB/P	1,000,000	1,074,320
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B
5s, 2/1/25	Baa2	285,000	284,307
5s, 2/1/11	Baa2	500,000	510,620
			2,532,500

California (9.2%)
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s,
11/15/23	A2	1,000,000	1,014,690
CA Hlth. Fac. Fin. Auth. Rev. Bonds (CA-NV Methodist),
5s, 7/1/26	A+	240,000	243,202
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	560,000	575,747
CA State G.O. Bonds, 5s, 5/1/24	A+	1,000,000	1,024,290
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	1,500,000	1,532,670
(Thomas Jefferson School of Law), Ser. A, 4 7/8s,
10/1/35	BBB-	200,000	192,598
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	875,000	893,034
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	645,000	631,461
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	1,050,060
(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	500,000	514,425
(No 07-I Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	250,000	258,560
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	375,000	376,275
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.

10), 5 7/8s, 9/1/28	BB/P	350,000	358,467
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	2,063,400
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	385,000	319,488
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,000,000	1,093,350
Ser. 03 A-1, 5s, 6/1/21	BBB	415,000	417,054
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 3), 5.55s, 9/2/26	BBB/P	500,000	510,010
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2
The Oaks Impt. Area A), 6s, 9/1/34	BB+/P	250,000	258,435
Orange Cnty., Cmnty. Fac. Dist. Rev. Bonds (Ladera
Ranch - No. 1), 6s, 8/15/25 (Prerefunded)	AAA	1,000,000	1,091,080
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	250,000	253,730
Roseville, Cmnty. Fac. Special Tax (Dist. No.
1-Westpark), 5s, 9/1/20	BB/P	500,000	495,465
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No. 1
-Westpark), 5 1/4s, 9/1/19	BB/P	100,000	101,664
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	740,000	746,660
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	835,000	915,928
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	1,300,000	724,009
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	2,000,000	2,065,940
			19,721,692

Colorado (0.5%)
CO. Hlth. Fac. Auth. Rev. Bonds (Evangelical
Lutheran), Ser. B, 3 3/4s, 6/1/34	A3	1,000,000	973,090

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	778,200

Delaware (0.5%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	1,000,000	1,004,000
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	150,000	150,402
			1,154,402

District of Columbia (0.5%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	950,000	1,005,955

Florida (7.3%)
CFM Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser.
B, 5 7/8s, 5/1/14	BB-/P	750,000	762,375
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	BB/P	980,000	1,082,773
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB/P	150,000	149,393
5s, 11/1/07	BB/P	25,000	24,842
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB/P	770,000	792,107
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	350,000	371,910
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	500,000	570,945
5 1/4s, 6/1/21	BBB+/F	525,000	537,185
5 1/4s, 6/1/19	BBB+/F	655,000	674,342
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	400,000	399,388
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	290,000	288,797
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	495,000	508,350
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	1,121,538
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,075,000	1,059,767
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	500,000	549,130
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	755,000	742,369
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	495,000	505,677
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32
(Prerefunded)	A2	500,000	547,200
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	750,000	779,828
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2, 5
3/8s, 5/1/13	BB-/P	750,000	752,273

South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	495,000	500,242
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	400,000	400,404
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s,
5/1/15	BB-/P	600,000	596,076
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
A, 5 3/8s, 5/1/37	BB-/P	200,000	196,584
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	125,000	124,246
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	485,000	512,844
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. (Cmnty.
Infrastructure), Ser. B, 5s, 11/1/13	BB-/P	200,000	198,308
Wentworth Estates Cmnty., Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	135,000	134,924
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	275,000	276,207
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	300,000	314,517
6 1/4s, 5/1/22	BB-/P	200,000	208,508
			15,683,049

Georgia (4.4%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	2,000,000	2,022,180
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	2,000,000	2,241,280
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury
Court), Class A, 6 1/8s, 2/15/34	B+/P	175,000	180,593
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	2,400,000	2,403,744
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	Aaa	1,750,000	1,790,180
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	730,000	732,811
			9,370,788

Idaho (0.7%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	625,000	633,006
Madison Cnty., Hosp. COP
5 1/8s, 9/1/14	BBB-	500,000	512,485
5 1/8s, 9/1/13	BBB-	250,000	257,448
			1,402,939

Illinois (1.9%)
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	250,000	247,665
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A2	750,000	794,085
IL Fin. Auth. Rev. Bonds
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	206,134
(Friendship Village Schaumburg), Ser. A, 5 5/8s,
2/15/37	B+/P	200,000	200,366
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	244,658
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	219,898	197,382
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	500,000	516,845
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, 5s,
1/1/22	Aaa	1,500,000	1,556,115
			3,963,250

Indiana (1.7%)
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	1,000,000	1,017,930
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.), 5
1/2s, 11/1/32	AA	500,000	516,370
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan
Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	2,000,000	2,007,260
			3,541,560

Iowa (2.6%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25	BBB-/P	2,400,000	2,856,696
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6 1/8s, 11/15/32	BB/P	550,000	563,415
IA State Higher Ed. Loan Auth. 5s, 10/1/22	BBB-	800,000	787,704
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	500,000	497,325
Ser. B, zero %, 6/1/34	BBB	1,000,000	937,560
			5,642,700

Kentucky (0.1%)
Kentucky Econ. Dev. Fin. Auth. Rev. Bonds (First
Mtg.), Ser. IA, 6 1/2s, 1/1/29	B+/P	305,000	311,375

Louisiana (0.8%)
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project),
Ser. A, 5s, 10/1/12	BBB	250,000	253,590
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26	B-/P	1,320,000	1,307,130
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	250,000	256,508
			1,817,228

Maine (0.9%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	805,000	815,980
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba2	1,000,000	1,077,740
			1,893,720

Maryland (1.7%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	Baa1	500,000	536,425
(Edennwald), Ser. A, 5.2s, 1/1/24	BB/P	150,000	149,691
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	210,896
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
4.95s, 12/31/49	A3	2,000,000	1,992,440
Westminster, Econ. Dev Rev. Bonds (Carroll Lutheran
Village), Ser. A, 6 1/4s, 5/1/34	BB/P	600,000	615,204
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A, 5 7/8s, 5/1/21	BB/P	150,000	152,949
			3,657,605

Massachusetts (4.3%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,000,000	1,004,550
MA State Dev. Fin. Agcy. Rev. Bonds (Boston Biomedical
Research), 5 3/4s, 2/1/29	Baa3	1,000,000	1,036,450
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	750,000	921,555
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	350,000	378,434
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,575,000	1,704,049
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,445,810
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,036,340
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	500,000	506,195
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	250,000	251,605
(TNG Marina Bay LLC), U.S. Govt. Coll., 7 1/2s,
12/1/27 (Prerefunded)	AAA	390,000	417,897
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	600,000	601,032
			9,303,917

Michigan (3.3%)
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev.
Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18	BBB	900,000	876,267
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	500,000	486,730
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,038,880
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/30	BBB	500,000	484,395
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AAA	1,000,000	991,290
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	455,000	451,547
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,482,138
Midland Cnty., Econ. Dev. Corp. Rev. Bonds
6 7/8s, 7/23/09	B	500,000	510,060
6 3/4s, 7/23/09	B	250,000	255,030
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	480,000	494,381
			7,070,718

Minnesota (1.6%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	1,500,000	1,485,285
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	275,000	275,998
MN State Higher Ed. Fac. Auth. Rev. Bonds (The College
of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa3	1,000,000	1,013,820
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds

(Hlth. East), 6s, 11/15/25	Baa3	350,000	375,879
(Healtheast), Ser. B, 5.85s, 11/1/17	Ba1	250,000	258,093
			3,409,075

Mississippi (0.8%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,000,000	1,155,060
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	515,000	536,053
			1,691,113

Missouri (2.4%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,000,000	1,054,480
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	500,000	514,755
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	1,475,000	1,512,023
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. A-1, GNMA Coll, FNMA Coll, 7 1/2s, 3/1/31	AAA	450,000	461,624
Ser. B-1, GNMA Coll., FNMA Coll., 7.45s, 9/1/31	AAA	475,000	494,945
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	410,000	424,465
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	655,000	691,287
			5,153,579

Montana (0.5%)
Forsyth, Poll. Control Mandatory Put Bonds (Avista
Corp.), AMBAC, 5s, 12/30/08	Aaa	700,000	714,392
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B1	250,000	262,055
			976,447

Nevada (3.6%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	3,500,000	3,683,855
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No.
151), 5s, 8/1/20	BB/P	425,000	409,309
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	250,000	257,813
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	230,000	237,073
(No. T-16), 5 1/8s, 3/1/25	BB-/P	200,000	197,036
(No. T-17), 5s, 9/1/18	BB/P	100,000	98,917
(No. T-18), 5s, 9/1/16	BB-/P	500,000	499,180
Henderson, Local Impt. Dist. Special Assmt. Bonds (No.
T-14), 5.55s, 3/1/17	BB/P	805,000	829,432
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB-/P	325,000	332,517
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	250,000	253,075
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra
Pacific Pwr. Co.), 5s, 7/1/09	Ba1	1,000,000	993,160
			7,791,367

New Hampshire (1.9%)
NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P	595,000	605,139
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds, Ser. 05
6 3/8s, 1/1/27	BBB-	605,000	618,135
6 3/8s, 1/1/27 (Prerefunded)	BBB-	220,000	227,009
NH Higher Edl. & Hlth. Facs. Auth. Rev. Bonds (NH
College), 6 3/8s, 1/1/27 (Prerefunded)	BBB-	175,000	180,576
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	B/P	600,000	625,896
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB	600,000	594,000
NH State Bus. Fin. Auth. Rev. Bonds (Franklin Regl.
Hosp. Assn.), Ser. A, 6.05s, 9/1/29 (Prerefunded)	AAA/P	485,000	509,051
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3
1/2s, 7/1/27	Baa2	650,000	631,768
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds
(Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	14
			3,991,588

New Jersey (4.5%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	600,000	624,426
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	1,500,000	1,528,545
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	1,044,370
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	200,000	203,362
(Cigarette Tax), 5 3/4s, 6/15/29	BBB	1,000,000	1,054,660

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Trinitas
Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	500,000	548,015
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	982,872
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/8s,
6/1/32	BBB	3,410,000	3,697,224
			9,683,474

New Mexico (2.3%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	600,000	583,782
Farmington, Poll. Control VRDN (AZ Pub. Service Co.),
Ser. B, 3.99s, 9/1/24	VMIG1	3,900,000	3,900,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	440,000	453,614
			4,937,396

New York (8.4%)
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	750,000	765,938
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	325,000	335,257
5s, 7/1/10	BB	155,000	154,998
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A	775,000	787,966
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5
5/8s, 11/15/24	Baa3	400,000	419,124
NY City, G.O. Bonds, Ser. C, 5 1/4s, 8/1/11	AA-	1,000,000	1,051,660
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	B-/P	200,000	215,194
Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	531,435
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	820,000	831,160
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	200,000	197,860
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	1,300,000	1,326,416
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl., Arpt.), 7 1/2s, 8/1/16	B	1,750,000	1,977,518
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	1,000,000	949,350
NY State Dorm. Auth. Rev. Bonds
Ser. B, 5 1/4s, 11/15/29	AAA	1,000,000	1,063,580
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1	425,000	429,556
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,400,000	1,446,662
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$1,200,000) (RES)	BB/P	1,200,000	1,251,180
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	500,000	508,510
Port. Auth. NY & NJ Special Obligation Rev. Bonds, 7s,
10/1/07	BB+/P	200,000	201,832
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	1,000,000	1,091,540
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s,
11/1/28 (Prerefunded)	BB-/P	1,000,000	1,118,540
Suffolk Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Jeffersons Ferry), 5s, 11/1/15	BBB-	525,000	537,936
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	BB-/P	800,000	831,936
			18,025,148

North Carolina (2.9%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
5.3s, 1/1/15	BBB+/F	1,500,000	1,565,130
NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds
(Deerfield), Ser. A, 5s, 11/1/23	A-/P	250,000	252,695
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	610,000	611,897
(First Mtge. - Pines at Davidson), Ser. A, 5s, 1/1/18	A-/F	835,000	859,140
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	750,000	792,983
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	690,000	684,873
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	100,000	99,955
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	150,314
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,082,850
			6,099,837

North Dakota (0.5%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	1,000,000	1,096,660

Ohio (3.1%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	580,128
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,000,000	1,072,340
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), Ser. A, 6 3/8s, 5/15/26	A-	500,000	513,005
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,656,855
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 4.85s, 7/1/14	A+	1,000,000	1,025,960
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (Cleveland Elec.), Class A, 3 3/4s, 10/1/08	Baa2	1,250,000	1,238,838
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa2	500,000	560,095
			6,647,221

Oklahoma (0.8%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	315,000	330,646
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	250,000	262,258
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	AAA	580,000	608,930
5 3/4s, 8/15/29 (Prerefunded)	AAA	420,000	445,103
			1,646,937

Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	1,000,000	1,029,670
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	845,000	867,891
			1,897,561

Pennsylvania (4.3%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.), Ser. B
9 1/4s, 11/15/22	Ba3	195,000	231,098
9 1/4s, 11/15/15	Ba3	605,000	717,258
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	772,838
(Env. Impt.), 5 1/2s, 11/1/16	Ba1	600,000	620,484
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	550,000	560,725
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	690,000	722,189
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	505,000	516,868
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	250,000	260,365
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	400,000	420,124
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	BB-	2,000,000	1,958,300
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia College of Osteopathic Medicine), 5s,
12/1/12	A	1,280,000	1,313,779
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	260,000	277,077
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	750,000	855,368
			9,226,473

Puerto Rico (0.6%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, 5s,
7/1/28	BBB	270,000	271,739
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,088,500
			1,360,239

Rhode Island (1.0%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6
1/8s, 6/1/32	BBB	2,025,000	2,115,902

South Carolina (1.4%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,250,000	1,300,613
SC Jobs Econ. Dev. Auth. Hosp. Fac. (Palmetto Hlth.),
Ser. C, 6s, 8/1/20	Baa1	110,000	117,355
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	600,000	688,788
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	987,081

			3,093,837

South Dakota (1.0%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtg.),
Ser. H, 5s, 5/1/28	AAA	800,000	813,032
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,297,013
			2,110,045

Tennessee (2.1%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	1,500,000	1,729,650
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A, 6
1/4s, 2/15/32	BB-/P	400,000	409,756
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	1,085,000	1,124,961
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	A3	625,000	707,250
6 1/2s, 9/1/26 (Prerefunded)	A3	375,000	424,350
			4,395,967

Texas (3.9%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), 5 7/8s, 11/15/18	BB/P	1,000,000	1,012,320
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	400,000	404,080
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	700,000	728,910
Houston, Arpt. Syst. Rev. Bonds (Continental Airlines,
Inc.), Ser. E, 6 3/4s, 7/1/29	B-	1,450,000	1,546,991
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	BBB+	250,000	261,718
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	500,000	508,085
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	125,000	129,633
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,150,000	2,246,342
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24 (SEG)	AAA	1,550,000	1,563,299
			8,401,378

Utah (0.7%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7 1/2s, 2/1/10	BB-	800,000	809,208
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	750,000	779,963
			1,589,171

Vermont (0.9%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	1,830,000	1,843,451

Virginia (1.5%)
Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	400,000	418,256
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	600,000	633,870
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (VA Baptist Homes), Ser. A, 5 1/4s, 7/1/25	B+/P	250,000	247,040
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	200,000	192,248
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	500,000	527,415
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,000,000	1,030,030
Winchester, Indl. Dev. Auth. Residential Care Fac.
Rev. Bonds (Westminster-Canterbury), Ser. A, 5.2s,
1/1/27	BB/P	200,000	198,752
			3,247,611

Washington (0.5%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	975,000	1,061,210

West Virginia (0.4%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	825,000	826,617

Wisconsin (1.5%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	1,500,000	1,608,155
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30	A2	1,600,000	1,680,496
			3,288,651

Wyoming (0.8%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 4.05s, 1/1/14	VMIG1	1,425,000	1,425,000
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa3	300,000	312,441
			1,737,441

			$212,511,320
Total municipal bonds and notes (cost $204,424,841)

COMMON STOCKS (0.0%)(a) (cost $1,428,766)
		Shares	Value

Tembec, Inc. (Canada) (NON)		29,974	$42,866

TOTAL INVESTMENTS

Total investments (cost $205,853,607) (b)			$212,554,186

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	193	$20,237,859	Sep-06	$123,067

Notes

(a) Percentages indicated are based on net assets of $213,956,535.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at F1m June 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the F1m agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not F1m necessarily represent what the agencies would ascribe to these securities at June 30, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F".

(b) The aggregate identified cost on a tax basis is $205,845,305, resulting in gross unrealized appreciation and depreciation of $9,490,747 and $2,781,866, respectively, or net unrealized appreciation of $6,708,881.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2006 was $1,251,180 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2006.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act F1m of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at June 30, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at June 30, 2006 (as a percentage of net assets):

Healthcare	38.3%
Utilities	11.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Municipal Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28 , 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2006